UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Spectrum Funds
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Spectrum Diversified Equity
Spectrum Income
Spectrum International Equity
Portfolio of Investments
Spectrum Diversified Equity
Spectrum Income
Spectrum International Equity
Statement of Assets and Liabilities
Spectrum Diversified Equity
Spectrum Income
Spectrum International Equity
Financial Statements and Notes
Additional Fund Information
Spectrum Funds
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSGX Spectrum Diversified
Equity Fund –
.
TSVPX Spectrum Diversified
Equity Fund–
.
I  Class
RPSIX Spectrum Income Fund –
.
TSPNX Spectrum Income Fund–
.
I  Class
PSILX Spectrum International
Equity Fund –
.
TSINX Spectrum International
Equity Fund–
.
I Class

T. ROWE PRICE Spectrum Funds
HIGHLIGHTS
During the 12-month period ended December 31, 2023, the Spectrum Income
Fund outperformed its benchmark while the Spectrum Diversified Equity
Fund and the Spectrum International Equity Fund lagged their benchmarks.
Performance relative to their respective Lipper peer benchmarks was negative.
Exposure to diversifying sectors drove relative outperformance in the Spectrum
Income Fund, while stock selection in the Spectrum Diversified Equity Fund and
Spectrum International Equity Fund was a source of weakness.
We maintain a balanced view on equities supported by positive earnings trends and loosening financial conditions against a backdrop of softening growth and elevated valuations. Within fixed income, we remain overweight to high yield on still attractive absolute yield levels and reasonably supportive fundamentals.
Given the uncertain impact of the forces driving global financial markets, we believe that the Spectrum Funds’ broad diversification and the strength of
T. Rowe Price’s fundamental research platform should benefit our investors over time across a range of market and economic environments.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Spectrum Funds
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Spectrum Funds

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Spectrum Funds
Management’s Discussion of Fund Performance

SPECTRUM DIVERSIFIED EQUITY FUND
INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation and growth of income with current income a secondary objective.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Spectrum Diversified Equity Fund returned 20.88% for the 12-month period ended December 31, 2023. The fund underperformed its combined index portfolio, a custom-weighted benchmark composed of indexes that represent the asset classes in which the fund invests, the Lipper Multi-Cap Core
Funds Index, and the Russell 3000 Index. (Returns for the I Class will vary due to its different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The Spectrum Diversified
Equity Fund underperformed
its benchmark for the
reporting period as
security selection in the
underlying components
and the inclusion of real
assets equities detracted.
Security selection detracted
from relative performance,
especially in our Dividend
Growth Fund, which
emphasizes stocks that have
a strong track record of paying dividends or that are expected to increase their dividends over time. Following solid outperformance in 2022, the Dividend
Growth Fund had a negative impact in an environment led by a relatively small group of high-growth, technology-oriented mega-cap companies as many of the names that led the rally in 2023 fall outside of the investable universe of the fund. Stock selection in the U.S. Large-Cap Core Fund also weighed as an
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Spectrum Diversified
Equity Fund –
.
7.60% 20.88%
Spectrum Diversified
Equity Fund–
.
I  Class 7.68 21.14
Russell 3000 Index 8.43 25.96
Combined Index Portfolio* 8.06 24.38
Lipper Multi-Cap Core
Funds Index 8.36 24.16
* For a definition of the benchmark, please see the
Benchmark Information section.

T. ROWE PRICE Spectrum Funds

overweight to the more defensive consumer staples sector held back relative performance. On the other hand, the Blue Chip Growth and Growth Stock
Funds posted strong double-digit gains as holdings in companies exposed to artificial intelligence (AI) in the communication services sector were beneficial.
Out-of-benchmark exposure to real assets equities held back performance as global equities outperformed real assets for the year. While real assets produced positive returns, performance was hampered by falling energy prices.
Tactical decisions to overweight and underweight asset classes weighed on relative returns. Growth stocks significantly outperformed value stocks over the year amid increased investor interest in AI. Our underweight allocation to growth equity segments relative to value equities early in the year proved detrimental. Additionally, a tilt toward mid- and small-cap equities detracted as large-caps outpaced their smaller peers.
How is the fund positioned?
The Spectrum Diversified
Equity Fund invests in several
underlying T. Rowe Price
funds that focus on U.S. and
international equities across
the full range of market
capitalizations and styles, as
well as in emerging markets.
We maintain a balanced
view on equities supported
by positive earnings trends
and loosening financial
conditions against a backdrop of softening growth and elevated valuations. We remain overweight areas of the market with supportive valuations that could benefit from lower interest rates or broader easing of financial conditions, such as small-caps and emerging markets. Following a period of weakness, we added to our position in real assets equities, shifting to an overweight in June, as a potential hedge if inflation remains elevated or inflects higher.
SECURITY DIVERSIFICATION
Spectrum Diversified Equity Fund

T. ROWE PRICE Spectrum Funds

SPECTRUM INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks a high level of current income with moderate share price fluctuation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Spectrum Income Fund returned 7.89% for the 12-month period ended
December 31, 2023. The fund outperformed the Bloomberg U.S. Aggregate
Bond Index and modestly underperformed its peer Lipper Multi-Sector Income
Funds Average benchmark. (Returns for the I Class will vary due to its different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The Spectrum Income Fund
outperformed its benchmark
for the year, driven by
exposure to sectors and asset
classes that are not included
in the fund’s benchmark.
Most notably, dividend-
paying equities outpaced
investment-grade bonds
during the period as the
equity market rebounded from poor performance in 2022. However, security selection in the allocation moderated the positive impact. Against a backdrop where valuation and dividend yield were out of favor, our overweight to health care and underweight to information technology held back performance. A modest underweight to equity for part of the period also had a negative impact.
Following market declines in the late summer and early fall, we increased our equity allocation to neutral at more attractive valuation levels.
Overall, fixed income diversifiers also added value. In a rising rate environment, the inclusion of below investment-grade bonds lifted relative returns. High yield bonds and floating rate bank loans—which were supported by their lower sensitivity to rising interest rates—outperformed investment-
grade bonds, delivering double-digit returns. Conversely, the inclusion of the absolute return-oriented fixed income allocation detracted as the cash-
benchmarked strategy lagged investment-grade bonds for the year.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Spectrum Income Fund –
.
4.64% 7.89%
Spectrum Income Fund–
.
I  Class 4.81 8.15
Bloomberg U.S. Aggregate
Bond Index 3.37 5.53
Lipper Multi-Sector Income
Funds Average 4.97 7.96

T. ROWE PRICE Spectrum Funds

Tactical decisions contributed for the period. An underweight to U.S. core bonds and an overweight to high yield bonds lifted returns as high yield was one of the top-performing sectors in fixed income. Conversely, we were overweight to long-term U.S. Treasuries earlier in the period as a hedge against potential risk-off events, which weighed as long-term Treasury yields climbed to multiyear highs by late October. We have since shifted to a neutral stance as the long end of the curve may be affected by economic data suggesting stickier inflation as well as potential Treasury supply considerations.
Security selection in the
portfolio’s underlying
investments detracted
from relative performance.
Security selection in our
absolute return-oriented fixed
income allocation held back
relative performance. The
strategy’s overall duration
positioning had a negative
impact on returns, primarily
led by our long U.S. duration
stance in the second quarter of the year as resilient labor market data prompted policymakers to strike a hawkish bias even though the Federal Reserve held rates unchanged. However, selection in our U.S. dollar-denominated emerging markets bonds bolstered performance as our exposure to Venezuela was beneficial given the U.S. easing sanctions with the country.
How is the fund positioned?
The Spectrum Income Fund invests primarily in fixed income securities through a diversified mix of U.S. and international T. Rowe Price mutual funds.
Underlying investments also include a fund focused on dividend-paying U.S.
large-cap stocks.
We maintain a balanced view on equities supported by positive earnings trends and loosening financial conditions against a backdrop of softening growth and elevated valuations.
SECURITY DIVERSIFICATION
Spectrum Income Fund

T. ROWE PRICE Spectrum Funds

Within fixed income, we remain modestly overweight cash relative to bonds.
Cash continues to provide attractive yields and liquidity to take advantage of potential market dislocations. We added to U.S. Treasury inflation-protected securities on more attractive valuations and as a hedge against a reversal in recently favorable inflation trends. We remain overweight to high yield on still attractive absolute yield levels and reasonably supportive fundamentals.
In August 2023, we added the Dynamic Credit Fund to our diversified selection of building blocks. The dynamic credit strategy employs a flexible, cross‐sector approach, combining high‐conviction security selection with portfolio volatility management through hedging and shorting. We believe that its addition will help provide a smoother ride through credit cycles for investors while providing credit‐like yield, income, and alpha that investors seek.

T. ROWE PRICE Spectrum Funds

SPECTRUM INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
The fund seeks long-term capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Spectrum International Equity Fund returned 13.83% for the 12-month period ended December 31, 2023. The fund underperformed the MSCI All
Country World Index ex USA Net and its peer Lipper International Multi-Cap
Core Funds Average benchmark. (Returns for the I Class will vary due to its different fee structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
During the reporting period, the Spectrum International Equity Fund lagged its benchmark. Security selection within the underlying components drove relative performance, especially in our Japan and New Asia Funds.
Within the underlying
strategies, the Japan Fund
delivered modest positive
returns and was a notable
detractor for the period as
the fund has a quality-growth
bias. While 2023 was a strong
year for Japanese equities,
the rally was driven by value
equities, which held back
relative performance given
the fund’s underweight to
value. Within the Japan Fund,
stock selection coupled with
an overweight in the electric
appliances and precision instruments sector detracted. The New Asia Fund also trailed its style-specific benchmark and hurt results, driven by selection in
China. Chinese equities were weighed down by a weak economic recovery and property sector woes.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Spectrum International
Equity Fund –
.
3.63% 13.83%
Spectrum International
Equity Fund–
.
I  Class 3.78 13.98
MSCI All Country World
Index ex USA Net 5.61 15.62
Lipper International
Multi - Cap Core Funds
Average 5.17 16.33

T. ROWE PRICE Spectrum Funds

Conversely, strong security selection in the International Stock Fund contributed to relative performance. Within the fund, stock selection in the information technology sector added value, led by holdings in the semiconductors and semiconductor equipment industry given investors’
increased interest in AI. The portfolio broadly benefited from our focus on reasonably priced growth equities over the period.
How is the fund positioned?
The Spectrum International
Equity Fund offers investors
broadly diversified
exposure to international
equities in developed and
emerging markets.
We remain overweight areas
of the market with supportive
valuations that could benefit
from lower interest rates or
broader easing of financial
conditions, such as value-oriented and emerging markets. Regionally, we are overweight to Japan as the economy is benefiting from an uptick in inflation and valuations are attractive. We are underweight Europe as a slowing economy, fading consumer savings balances, and rising unemployment are risks to the area.
What is portfolio management’s outlook?
The rally in global markets during the fourth quarter reversed the downward trend from the previous quarter and ended the year on a strong note for both equities and fixed income. Economic data during the period suggested that tight financial conditions have had the intended effect of reining in inflation, as consumer spending slowed, labor markets softened, and manufacturing data trended lower. Against this backdrop, we have seen growing optimism for an engineered soft landing for the U.S. economy. Indeed, after more than a year and a half of unprecedented tightening from global central banks, the Fed signaled a long-awaited pivot in monetary policy in mid-December.
While central banks in Europe and other major developed regions did not immediately follow suit with the Fed’s dovish rhetoric, expectations that rates could fall faster and sooner than previously anticipated mounted as 2023 drew to a close.
GEOGRAPHIC DIVERSIFICATION
Spectrum International Equity Fund

T. ROWE PRICE Spectrum Funds

A pivot toward looser monetary policy could certainly represent a tailwind for growth, but risks remain, particularly if further economic data suggesting stickier inflation prompt a more cautious approach that disappoints market hopes. Divergent approaches to monetary policy present an additional concern, as inflation remains elevated in Europe giving the European Central
Bank cause for caution, and the Bank of Japan, meanwhile, has only recently begun to contemplate incremental tightening. With the path for monetary policy and economic growth still uncertain, we expect volatility to continue as markets look for clarity in the near-term forecast. Key risks to global markets include a deeper-than-expected decline in growth, central bank missteps, a reacceleration in inflation, the trajectory of Chinese growth, and geopolitical tensions. While we elected to add to risk assets during the recent period, we continue to evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions as we assess compelling opportunities and potential risks in the year ahead.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Spectrum Funds

RISKS OF INVESTING
As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance, even in rising markets.
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-
quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.
Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-
U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
For a thorough discussion of risks, please see each fund’s prospectus.
BENCHMARK INFORMATION
Combined index portfolio : An unmanaged blended index portfolio created as a custom benchmark for the Spectrum Diversified Equity Fund consisting of 85%
Russell 3000 Index and 15% MSCI All Country World ex-USA IMI.
Note: Bloomberg
®
and Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe

T. ROWE PRICE Spectrum Funds

Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group
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of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
(Of the combined underlying funds at 12/31/23)
Spectrum Diversified Equity Fund
Percent of
Net Assets
12/31/23
Microsoft 4.8%
Apple 3.2
Amazon.com 2.2
Alphabet 2.1
NVIDIA 1.7
Visa 1.3
UnitedHealth Group 1.1
Eli Lilly and Co 0.9
Meta Platforms 0.9
JPMorgan Chase 0.9
Total 19.1%
LARGEST HOLDINGS
(Of the combined underlying funds at 12/31/23)
Spectrum International Equity Fund
Percent of
Net Assets
12/31/23
Taiwan Semiconductor Manufacturing 2.9%
Samsung Electronics 2.5
ASML Holding 2.0
AstraZeneca 1.4
Novo Nordisk 1.2
TotalEnergies 1.1
Siemens 1.1
Unilever 1.1
Alibaba Group Holding 1.0
AIA Group 1.0
Total 15.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
TARGET ALLOCATIONS FOR UNDERLYING FUNDS
Spectrum Diversified Equity Fund
Minimum–
Maximum
Target at
6/30/23
Target at
12/31/23
Blue Chip Growth Fund 5%–25% 10.42% 10.55%
Dividend Growth Fund 5–25 12.15  11.78
Emerging Markets Stock Fund 0–10 2.28  2.10
Equity Income Fund 5–25 10.42  10.55
Growth Stock Fund 5–25 10.42  10.55
International Discovery Fund 0–10 2.17  2.07
International Stock Fund 0–20 5.08  4.83
International Value Equity Fund 0–20 5.15  4.97
Mid-Cap Growth Fund 0–15 4.03  3.88
Mid-Cap Value Fund 0–15 3.64  3.51
New Horizons Fund 0–15 3.11  2.99
Real Assets Fund 0–10 5.00  6.50
Small-Cap Value Fund 0–15 3.55  3.41
U.S. Large-Cap Core Fund 5–25 12.15  11.78
Value Fund 5–25 10.42  10.55
U.S. Treasury Money Fund 0–25 0.00  0.00
Target allocations may not total 100% due to rounding.
The funds are currently invested in the Z Class of each underlying Price Fund.

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
TARGET ALLOCATIONS FOR UNDERLYING FUNDS
Spectrum Income Fund
Minimum–
Maximum
Target at
6/30/23
Target at
12/31/23
Corporate Income Fund 0%–10% 4.50% 4.50%
Dynamic Credit Fund 0–10 0.00  5.00
Dynamic Global Bond Fund 0–10 4.25  5.25
Emerging Markets Bond Fund 0–20 8.50  7.50
Emerging Markets Local Currency Bond Fund 0–10 4.50  3.25
Equity Income Fund 5–25 11.25  10.00
Floating Rate Fund 0–10 6.00  5.50
GNMA Fund 5–20 9.50  10.50
High Yield Fund 5–25 15.50  14.50
Inflation Protected Bond Fund 0–10 0.00  0.00
International Bond Fund 0–15 5.50  4.50
International Bond Fund (USD Hedged) 0–20 4.50  3.50
Limited Duration Inflation Focused Bond Fund 0–10 1.50  1.50
New Income Fund 10–30 13.75  13.75
Short-Term Bond Fund 0–15 2.50  5.25
U.S. Treasury Intermediate Index Fund 0–10 0.00  0.00
U.S. Treasury Long-Term Index Fund 0–15 5.50  4.75
U.S. Treasury Money Fund 0–25 2.75  0.75
Target allocations may not total 100% due to rounding.
The funds are currently invested in the Z Class of each underlying Price Fund.

T. ROWE PRICE Spectrum Funds

PORTFOLIO HIGHLIGHTS
TARGET ALLOCATIONS FOR UNDERLYING FUNDS
Spectrum International Equity Fund
Minimum–
Maximum
Target at
6/30/23
Target at
12/31/23
Africa & Middle East Fund 0%–15% 0.51% 0.54%
Emerging Europe Fund 0–15 0.17  0.22
Emerging Markets Discovery Stock Fund 0–10 6.24  6.24
Emerging Markets Stock Fund 0–10 4.23  4.10
European Stock Fund 0–30 15.95  15.70
International Discovery Fund 0–20 3.99  3.96
International Stock Fund 0–55 18.36  18.68
International Value Equity Fund 0–35 18.85  19.48
Japan Fund 0–30 5.35  4.87
Latin America Fund 0–15 1.08  1.19
New Asia Fund 0–20 11.65  11.40
Overseas Stock Fund 0–35 13.62  13.62
U.S. Treasury Money Fund 0–25 0.00  0.00
Target allocations may not total 100% due to rounding.
The funds are currently invested in the Z Class of each underlying Price Fund.

T. ROWE PRICE Spectrum Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM DIVERSIFIED EQUITY FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Spectrum Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Diversified
Equity Fund –
.
20.88% 12.23% 8.90% – –
Spectrum Diversified
Equity Fund–
.
I  Class 21.14 – – 2.22% 5/3/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Spectrum Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM INCOME FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Spectrum Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum Income Fund –
.
7.89% 3.20% 3.00% – –
Spectrum Income Fund–
.
I  Class 8.15 – – -0.80% 5/3/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Spectrum Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SPECTRUM INTERNATIONAL EQUITY FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Spectrum Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Spectrum International
Equity Fund –
.
13.83% 6.89% 3.90% – –
Spectrum International
Equity Fund–
.
I  Class 13.98 – – -3.02% 5/3/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Spectrum Funds

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Spectrum Diversified Equity Fund 0.73%
Spectrum Diversified Equity Fund–I Class 0.58
Spectrum Income Fund 0.62
Spectrum Income Fund–I Class 0.47
Spectrum International Equity Fund 0.89
Spectrum International Equity Fund–I Class 0.74
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Spectrum Funds

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SPECTRUM DIVERSIFIED EQUITY FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,076.00 $3.82
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.53   3.72
I Class
Actual   1,000.00   1,076.80   3.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.28   2.96
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.73%, and
the
2
I Class was 0.58%.
FUND EXPENSE EXAMPLE (continued)

T. ROWE PRICE Spectrum Funds

SPECTRUM INCOME FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,046.40 $3.20
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.08   3.16
I Class
Actual   1,000.00   1,048.10   2.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.84   2.40
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.62%, and
the
2
I Class was 0.47%.
SPECTRUM INTERNATIONAL EQUITY FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,036.30 $4.57
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.72   4.53
I Class
Actual   1,000.00   1,037.80   3.80
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.48   3.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.89%, and
the
2
I Class was 0.74%.
FUND EXPENSE EXAMPLE (continued)

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 20.18 $ 27.42 $ 24.25 $ 23.29 $ 20.00
Investment activities
Net investment income
(1)(2)
0.18 0.12 0.16 0.19 0.29
Net realized and unrealized gain/
loss 4.02 (5.27) 4.81 4.04 5.11
Total from investment activities 4.20 (5.15) 4.97 4.23 5.40
Distributions
Net investment income (0.21) (0.14) (0.17) (0.20) (0.30)
Net realized gain (0.93) (1.95) (1.63) (3.07) (1.81)
Total distributions (1.14) (2.09) (1.80) (3.27) (2.11)
NET ASSET VALUE
End of period $ 23.24 $ 20.18 $ 27.42 $ 24.25 $ 23.29
Ratios/Supplemental Data
Total return
(2)(3)(4)
20.88% (18.76)% 20.58% 18.38% 27.03%
Ratios to average net assets:
(2)
Gross expenses before payments
by Price Associates
(4)
0.73% 0.73% 0.57% 0.00% 0.00%
Net expenses after payments by
Price Associates
(4)
0.73% 0.73% 0.57% 0.00% 0.00%
Weighted average net expenses of
underlying Price Funds
(5)
0.00% 0.00% 0.14% 0.73% 0.76%
Effective net expenses 0.73% 0.73% 0.71% 0.73% 0.76%
Net investment income
(4)
0.83% 0.51% 0.58% 0.82% 1.25%
Portfolio turnover rate
(4)
7.8% 11.1% 8.6% 12.9% 19.3%
Net assets, end of period (in millions) $2,004 $1,848 $4,156 $3,991 $3,795
0% 0% 0% 0% 0%

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates. Effective March 24,
2021, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 20.08 $ 27.36 $ 27.19
Investment activities
Net investment income
(2)(3)
0.23 0.25 0.26
Net realized and unrealized gain/loss 4.00 (5.36) 1.78
Total from investment activities 4.23 (5.11) 2.04
Distributions
Net investment income (0.25) (0.22) (0.24)
Net realized gain (0.93) (1.95) (1.63)
Total distributions (1.18) (2.17) (1.87)
NET ASSET VALUE
End of period $ 23.13 $ 20.08 $ 27.36

T. ROWE PRICE Spectrum Diversified Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)(5)
21.14% (18.65)% 7.61%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.58% 0.58% 0.58%
(6)
Net expenses after payments by Price Associates
(5)
0.58% 0.58% 0.58%
(6)
Net investment income
(5)
1.03% 1.07% 1.38%
(6)
Portfolio turnover rate
(5)
7.8% 11.1% 8.6%
Net assets, end of period (in millions) $1,815 $1,560 $371
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 10.94 $ 12.83 $ 13.00 $ 12.73 $ 11.86
Investment activities
Net investment income
(1)(2)
0.43 0.34 0.33 0.34 0.40
Net realized and unrealized gain/
loss 0.41 (1.69) —
(3)
0.41 0.95
Total from investment activities 0.84 (1.35) 0.33 0.75 1.35
Distributions
Net investment income (0.48) (0.39) (0.34) (0.38) (0.41)
Net realized gain — (0.15) (0.16) (0.10) (0.07)
Total distributions (0.48) (0.54) (0.50) (0.48) (0.48)
NET ASSET VALUE
End of period $ 11.30 $ 10.94 $ 12.83 $ 13.00 $ 12.73
Ratios/Supplemental Data
Total return
(2)(4)(5)
7.89% (10.59)% 2.59% 6.06% 11.55%
Ratios to average net assets:
(2)
Gross expenses before payments
by Price Associates
(5)
0.62% 0.62% 0.45% 0.00% 0.00%
Net expenses after payments by
Price Associates
(5)
0.62% 0.62% 0.45% 0.00% 0.00%
Weighted average net expenses of
underlying Price Funds
(6)
0.00% 0.00% 0.14% 0.65% 0.63%
Effective net expenses 0.62% 0.62% 0.59% 0.65% 0.63%
Net investment income
(5)
3.92% 2.88% 2.52% 2.77% 3.17%
Portfolio turnover rate
(5)
23.6% 20.7% 15.1% 29.9% 24.1%
Net assets, end of period (in millions) $1,869 $1,983 $4,778 $6,890 $6,895
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates. Effective March 24,
2021, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.
(3)
Amounts round to less than $0.01 per share.

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 10.94 $ 12.84 $ 13.10
Investment activities
Net investment income
(2)(3)
0.45 0.38 0.24
Net realized and unrealized gain/loss 0.42 (1.72) (0.09)
(4)
Total from investment activities 0.87 (1.34) 0.15
Distributions
Net investment income (0.50) (0.41) (0.25)
Net realized gain — (0.15) (0.16)
Total distributions (0.50) (0.56) (0.41)
NET ASSET VALUE
End of period $ 11.31 $ 10.94 $ 12.84
Ratios/Supplemental Data
Total return
(3)(5)(6)
8.15% (10.53)% 1.16%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
0.47% 0.47% 0.47%
(7)
Net expenses after payments by Price Associates
(6)
0.47% 0.47% 0.47%
(7)
Net investment income
(6)
4.09% 3.33% 2.79%
(7)
Portfolio turnover rate
(6)
23.6% 20.7% 15.1%
Net assets, end of period (in millions) $4,099 $3,945 $2,422
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.

T. ROWE PRICE Spectrum Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 12.39 $ 16.12 $ 15.90 $ 14.08 $ 11.66
Investment activities
Net investment income
(1)(2)
0.24 0.14 0.20 0.12 0.27
Net realized and unrealized gain/
loss 1.47 (3.04) 0.58 1.84 2.64
Total from investment activities 1.71 (2.90) 0.78 1.96 2.91
Distributions
Net investment income (0.26) (0.18) (0.21) (0.12) (0.28)
Net realized gain — (0.65) (0.35) (0.02) (0.21)
Total distributions (0.26) (0.83) (0.56) (0.14) (0.49)
NET ASSET VALUE
End of period $ 13.84 $ 12.39 $ 16.12 $ 15.90 $ 14.08
Ratios/Supplemental Data
Total return
(2)(3)(4)
13.83% (18.00)% 4.97% 13.95% 25.00%
Ratios to average net assets:
(2)
Gross expenses before payments
by Price Associates
(4)
0.89% 0.89% 0.69% 0.00% 0.00%
Net expenses after payments by
Price Associates
(4)
0.89% 0.89% 0.69% 0.00% 0.00%
Weighted average net expenses of
underlying Price Funds
(5)
0.00% 0.00% 0.21% 0.91% 0.90%
Effective net expenses 0.89% 0.89% 0.90% 0.91% 0.90%
Net investment income
(4)
1.79% 0.99% 1.18% 0.92% 2.06%
Portfolio turnover rate
(4)
7.5% 10.2% 9.5% 8.5% 12.7%
Net assets, end of period (in millions) $615 $627 $1,903 $2,008 $1,607
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates. Effective March 24,
2021, the fund began charging an all-inclusive management fee based on the class' average daily net assets. On that same date, the fund converted its investments from each underlying Price
Fund’s Investor Class to its Z Class, which has a net expense ratio of less than 0.01%.

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(4)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(5)
Reflects the indirect expense impact to the fund from its investment in the underlying Price Funds, based on the actual expense ratio of each underlying Price Fund weighted for the fund's relative average investment therein.

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 12.31 $ 16.07 $ 16.98
Investment activities
Net investment income
(2)(3)
0.27 0.25 0.38
Net realized and unrealized gain/loss 1.45 (3.12) (0.66)
(4)
Total from investment activities 1.72 (2.87) (0.28)
Distributions
Net investment income (0.29) (0.24) (0.28)
Net realized gain — (0.65) (0.35)
Total distributions (0.29) (0.89) (0.63)
NET ASSET VALUE
End of period $ 13.74 $ 12.31 $ 16.07

T. ROWE PRICE Spectrum International Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
5/3/21
(1)
Through
12/31/21 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(5)(6)
13.98% (17.83)% (1.61)%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
0.74% 0.74% 0.74%
(7)
Net expenses after payments by Price Associates
(6)
0.74% 0.74% 0.74%
(7)
Net investment income
(6)
2.05% 1.91% 3.34%
(7)
Portfolio turnover rate
(6)
7.5% 10.2% 9.5%
Net assets, end of period (in millions) $837 $818 $224
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Spectrum Diversified Equity Fund
December 31, 2023

Portfolio of Investments
(1)
(1)
$ Value
12/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
12/31/23
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.1%
T. Rowe Price Funds:
Dividend Growth Fund  433,861 18,223 40,848 6,344,994 449,733
U.S. Large-Cap Core Fund  429,178 10,421 77,058 12,455,480 445,034
Blue Chip Growth Fund  (2) 317,913 15,335 61,201 2,701,302 409,166
Growth Stock Fund  316,062 17,095 57,651 4,621,652 404,302
Equity Income Fund  375,297 49,455 32,943 11,907,452 401,281
Value Fund  379,688 23,314 36,651 9,519,675 398,494
Real Assets Fund  169,666 72,531 8,897 17,321,317 244,750
International Value Equity Fund  186,613 6,632 25,428 11,661,937 186,941
International Stock Fund  180,603 7,359 27,074 9,745,592 185,361
Mid-Cap Growth Fund  131,110 14,031 11,725 1,499,700 151,155
Mid-Cap Value Fund  130,921 10,947 14,938 4,453,855 138,960
Small-Cap Value Fund  125,152 9,988 11,680 2,574,592 134,033
New Horizons Fund  (2) 90,956 10,529 6,366 2,061,468 117,896
International Discovery Fund  72,003 4,227 7,549 1,228,661 78,266
Emerging Markets Stock Fund  71,489 10,711 9,256 2,204,001 75,862
Total Equity Mutual Funds (Cost $2,071,431) 3,821,234
Total Investments in Securities
100.1% of Net Assets (Cost $2,071,431) $ 3,821,234
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Non-income producing

T. ROWE PRICE Spectrum Diversified Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Blue Chip Growth Fund  $ 15,213 $ 137,119 $ —
Dividend Growth Fund  12,485 38,497 7,939
Emerging Markets Stock Fund  (2,629) 2,918 1,940
Equity Income Fund  18,814 9,472 10,468
Growth Stock Fund  10,067 128,796 1,498
International Discovery Fund  (1,110) 9,585 1,795
International Stock Fund  2,123 24,473 3,312
International Value Equity Fund  8,946 19,124 6,504
Mid-Cap Growth Fund  8,163 17,739 1,118
Mid-Cap Value Fund  9,515 12,030 2,522
New Horizons Fund  (1,596) 22,777 —
Real Assets Fund  (628) 11,450 5,800
Small-Cap Value Fund  3,819 10,573 1,778
U.S. Large-Cap Core Fund  5,043 82,493 4,307
Value Fund  6,496 32,143 7,852
Totals $ 94,721# $ 559,189 $ 56,833+
# Capital gain distributions from underlying Price funds represented $77,320 of the net realized gain (loss).
+ Investment income comprised $56,833 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
December 31, 2023

Portfolio of Investments
(1)
(1)
$ Value
12/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
12/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 89.4%
T. Rowe Price Funds:
High Yield Fund  913,054 72,989 177,045 149,307,390 883,900
New Income Fund  810,714 47,787 63,794 99,430,969 805,391
GNMA Fund  528,565 126,206 41,701 77,279,759 632,148
Emerging Markets Bond Fund  523,709 36,106 155,163 52,077,096 474,943
Floating Rate Fund  400,629 47,156 128,054 36,434,164 338,473
U.S. Treasury Long-Term Index
Fund  286,062 79,325 84,697 38,482,515 303,627
Short-Term Bond Fund  156,097 145,835 14,819 64,239,409 292,932
Dynamic Global Bond Fund  247,549 73,930 27,627 36,520,775 283,766
International Bond Fund  235,304 103,123 98,928 37,614,342 277,594
Corporate Income Fund  256,204 14,918 17,324 32,994,983 267,259
Dynamic Credit Fund  — 264,032 — 29,744,685 262,646
International Bond Fund (USD
Hedged)  375,461 12,803 225,304 26,610,077 225,654
Emerging Markets Local
Currency Bond Fund  240,365 33,809 108,712 39,175,412 198,619
Limited Duration Inflation
Focused Bond Fund  113,438 4,409 35,347 18,548,977 85,325
U.S. Treasury Intermediate Index
Fund  466 18 — 94,049 482
Total Bond Mutual Funds (Cost $5,587,917) 5,332,759
EQUITY MUTUAL FUNDS 10.0%
T. Rowe Price Funds:
Equity Income Fund  670,730 67,981 111,098 17,754,867 598,339
Total Equity Mutual Funds (Cost $316,404) 598,339
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.42%  (2) 172,382 264,950 398,971 38,361,064 38,361
Total Short-Term Investments (Cost $38,361) 38,361
Total Investments in Securities
100.0% of Net Assets (Cost $5,942,682) $ 5,969,459
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Seven-day yield

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ (2,886) $ 13,461 $ 12,527
Dynamic Credit Fund  — (1,386) 3,410
Dynamic Global Bond Fund  (1,986) (10,086) 1,174
Emerging Markets Bond Fund  (39,528) 70,291 32,001
Emerging Markets Local Currency Bond Fund  (16,216) 33,157 13,955
Equity Income Fund  68,376 (29,274) 17,173
Floating Rate Fund  (7,046) 18,742 34,805
GNMA Fund  (4,652) 19,078 21,071
High Yield Fund  (20,168) 74,902 65,672
International Bond Fund  (23,407) 38,095 1,508
International Bond Fund (USD Hedged)  (35,641) 62,694 981
Limited Duration Inflation Focused Bond Fund  (2,786) 2,825 3,503
New Income Fund  (5,760) 10,684 34,405
Short-Term Bond Fund  (506) 5,819 6,919
U.S. Treasury Intermediate Index Fund  — (2) 18
U.S. Treasury Long-Term Index Fund  (27,850) 22,937 10,814
U.S. Treasury Money Fund, 5.42% — — 7,891
Totals $ (120,056)# $ 331,937 $ 267,827+
# Capital gain distributions from underlying Price funds represented $23,156 of the net realized gain (loss).
+ Investment income comprised $267,827 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum International Equity Fund
December 31, 2023

Portfolio of Investments
(1)
(1)
$ Value
12/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
12/31/23
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.1%
T. Rowe Price Funds:
International Value Equity Fund  274,927 23,290 47,596 17,801,067 285,351
International Stock Fund  259,620 21,808 40,779 14,297,415 271,937
European Stock Fund  218,242 20,251 25,691 9,921,815 236,437
Overseas Stock Fund  194,637 8,464 28,168 15,925,451 199,386
New Asia Fund  180,188 7,173 28,909 10,237,547 160,320
Emerging Markets Discovery
Stock Fund  93,148 10,503 23,402 6,736,692 89,059
Japan Fund  79,012 3,184 23,423 5,545,853 64,554
International Discovery Fund  58,890 2,670 9,552 926,764 59,035
Emerging Markets Stock Fund  62,754 10,892 19,107 1,690,240 58,178
Latin America Fund  14,806 837 3,620 788,342 17,714
Africa & Middle East Fund  7,898 388 953 742,241 7,831
Emerging Europe Fund  2,004 70 30 791,828 3,294
Total Equity Mutual Funds (Cost $1,106,142) 1,453,096
Total Investments in Securities
100.1% of Net Assets (Cost $1,106,142) $ 1,453,096
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.

T. ROWE PRICE Spectrum International Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Africa & Middle East Fund  $ 178 $ 498 $ 276
Emerging Europe Fund  (23) 1,250 69
Emerging Markets Discovery Stock Fund  (1,611) 8,810 3,417
Emerging Markets Stock Fund  (2,859) 3,639 1,492
European Stock Fund  12,289 23,635 6,066
International Discovery Fund  (450) 7,027 1,357
International Stock Fund  6,786 31,288 4,945
International Value Equity Fund  7,144 34,730 9,775
Japan Fund  (5,726) 5,781 2,059
Latin America Fund  (1,276) 5,691 624
New Asia Fund  (3,141) 1,868 4,565
Overseas Stock Fund  1,395 24,453 5,579
Totals $ 12,706# $ 148,670 $ 40,224+
# Capital gain distributions from underlying Price funds represented $4,883 of the net realized gain (loss).
+ Investment income comprised $40,224 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Diversified Equity Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,071,431) $ 3,821,234
Receivable for investment securities sold 587
Receivable for shares sold 244
Total assets 3,822,065
Liabilities
Investment management and administrative fees payable 2,261
Payable for shares redeemed 827
Total liabilities 3,088
NET ASSETS $ 3,818,977
Net Assets Consist of:
Total distributable earnings (loss) $ 1,764,016
Paid-in capital applicable to 164,711,120 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,054,961
NET ASSETS $ 3,818,977
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,003,686; Shares outstanding: 86,216,300) $ 23.24
I Class
(Net assets: $1,815,291; Shares outstanding: 78,494,820) $ 23.13

T. ROWE PRICE Spectrum Income Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $5,942,682) $ 5,969,459
Receivable for shares sold 2,985
Receivable for investment securities sold 1,867
Other assets 1,819
Total assets 5,976,130
Liabilities
Payable for shares redeemed 3,743
Investment management and administrative fees payable 3,314
Other liabilities 1,121
Total liabilities 8,178
NET ASSETS $ 5,967,952
Net Assets Consist of:
Total distributable earnings (loss) $ (334,110)
Paid-in capital applicable to 527,801,665 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 6,302,062
NET ASSETS $ 5,967,952
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,868,999; Shares outstanding: 165,404,736) $ 11.30
I Class
(Net assets: $4,098,953; Shares outstanding: 362,396,929) $ 11.31

T. ROWE PRICE Spectrum International Equity Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,106,142) $ 1,453,096
Receivable for shares sold 499
Receivable for investment securities sold 325
Total assets 1,453,920
Liabilities
Investment management and administrative fees payable 1,052
Payable for shares redeemed 823
Total liabilities 1,875
NET ASSETS $ 1,452,045
Net Assets Consist of:
Total distributable earnings (loss) $ 244,264
Paid-in capital applicable to 105,370,048 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 1,207,781
NET ASSETS $ 1,452,045
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $615,363; Shares outstanding: 44,460,917) $ 13.84
I Class
(Net assets: $836,682; Shares outstanding: 60,909,131) $ 13.74

T. ROWE PRICE Spectrum Diversified Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income distributions from underlying Price Funds $ 56,833
Investment management and administrative expense 23,730
Net investment income 33,103
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 17,401
Capital gain distributions from underlying Price Funds 77,320
Net realized gain 94,721
Change in net unrealized gain / loss on underlying Price Funds 559,189
Net realized and unrealized gain / loss 653,910
INCREASE IN NET ASSETS FROM OPERATIONS
$ 687,013

T. ROWE PRICE Spectrum Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Income distributions from underlying Price Funds $ 267,827
Interest 6
Total income 267,833
Investment management and administrative expense 30,509
Net investment income 237,324
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (143,212)
Futures 3,321
Capital gain distributions from underlying Price Funds 23,156
Net realized loss (116,735)
Change in net unrealized gain / loss on underlying Price Funds 331,937
Net realized and unrealized gain / loss 215,202
INCREASE IN NET ASSETS FROM OPERATIONS
$ 452,526

T. ROWE PRICE Spectrum International Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income distributions from underlying Price Funds $ 40,224
Investment management and administrative expense 11,815
Net investment income 28,409
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 7,823
Capital gain distributions from underlying Price Funds 4,883
Net realized gain 12,706
Change in net unrealized gain / loss on underlying Price Funds 148,670
Net realized and unrealized gain / loss 161,376
INCREASE IN NET ASSETS FROM OPERATIONS
$ 189,785

T. ROWE PRICE Spectrum Diversified Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 33,103 $ 27,166
Net realized gain 94,721 191,771
Change in net unrealized gain / loss 559,189 (1,055,593)
Increase (decrease) in net assets from operations 687,013 (836,656)
Distributions to shareholders
Net earnings
Investor Class (94,602) (174,459)
I Class (89,105) (153,210)
Decrease in net assets from distributions (183,707) (327,669)
Capital share transactions
*
Shares sold
Investor Class 54,608 87,518
I Class 75,895 1,513,095
Distributions reinvested
Investor Class 92,258 170,133
I Class 83,671 144,169
Shares redeemed
Investor Class (263,039) (1,749,800)
I Class (136,374) (119,504)
Increase (decrease) in net assets from capital share
transactions (92,981) 45,611

T. ROWE PRICE Spectrum Diversified Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 410,325 (1,118,714)
Beginning of period 3,408,652 4,527,366
End of period $ 3,818,977 $ 3,408,652
*Share information (000s)
Shares sold
Investor Class 2,514 3,696
I Class 3,391 62,182
Distributions reinvested
Investor Class 3,990 8,477
I Class 3,638 7,216
Shares redeemed
Investor Class (11,877) (72,169)
I Class (6,225) (5,267)
Increase (decrease) in shares outstanding (4,569) 4,135

T. ROWE PRICE Spectrum Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 237,324 $ 198,587
Net realized gain (loss) (116,735) 8,791
Change in net unrealized gain / loss 331,937 (959,179)
Increase (decrease) in net assets from operations 452,526 (751,801)
Distributions to shareholders
Net earnings
Investor Class (83,788) (122,720)
I Class (179,581) (174,220)
Decrease in net assets from distributions (263,369) (296,940)
Capital share transactions
*
Shares sold
Investor Class 157,934 357,401
I Class 703,464 2,478,485
Distributions reinvested
Investor Class 78,148 114,789
I Class 173,348 169,287
Shares redeemed
Investor Class (410,563) (2,728,504)
I Class (850,813) (616,097)
Decrease in net assets from capital share
transactions (148,482) (224,639)

T. ROWE PRICE Spectrum Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 40,675 (1,273,380)
Beginning of period 5,927,277 7,200,657
End of period $ 5,967,952 $ 5,927,277
*Share information (000s)
Shares sold
Investor Class 14,338 30,210
I Class 63,698 209,884
Distributions reinvested
Investor Class 7,099 10,052
I Class 15,744 15,013
Shares redeemed
Investor Class (37,311) (231,311)
I Class (77,508) (53,084)
Decrease in shares outstanding (13,940) (19,236)

T. ROWE PRICE Spectrum International Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 28,409 $ 23,631
Net realized gain (loss) 12,706 (23,886)
Change in net unrealized gain / loss 148,670 (375,069)
Increase (decrease) in net assets from operations 189,785 (375,324)
Distributions to shareholders
Net earnings
Investor Class (11,406) (39,729)
I Class (17,188) (55,936)
Decrease in net assets from distributions (28,594) (95,665)
Capital share transactions
*
Shares sold
Investor Class 80,486 92,365
I Class 57,848 923,872
Distributions reinvested
Investor Class 11,119 38,914
I Class 15,008 48,903
Shares redeemed
Investor Class (172,906) (1,126,421)
I Class (145,631) (188,075)
Decrease in net assets from capital share
transactions (154,076) (210,442)

T. ROWE PRICE Spectrum International Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 7,115 (681,431)
Beginning of period 1,444,930 2,126,361
End of period $ 1,452,045 $ 1,444,930
*Share information (000s)
Shares sold
Investor Class 6,033 6,701
I Class 4,387 62,860
Distributions reinvested
Investor Class 815 3,151
I Class 1,108 3,989
Shares redeemed
Investor Class (13,014) (77,284)
I Class (11,022) (14,333)
Decrease in shares outstanding (11,693) (14,916)

T. ROWE PRICE Spectrum Funds
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). Spectrum Diversified Equity Fund, Spectrum
Income Fund, and Spectrum International Equity Fund (collectively, the Spectrum
Funds) are diversified open-end management investment companies established by the corporation. Each Spectrum Fund broadly diversifies its assets within specified ranges among a set of T. Rowe Price mutual funds (underlying Price Funds) representing specific market segments. Spectrum Diversified Equity seeks long-term capital appreciation and growth of income with current income as a secondary objective.
Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International Equity seeks long-term capital appreciation.
Each fund has two classes of shares as follows: Spectrum Diversified Equity Fund
(Investor Class) and Spectrum Diversified Equity Fund – I Class (I Class); Spectrum
Income Fund (Investor Class) and Spectrum Income Fund – I Class (I Class); and
Spectrum International Equity Fund (Investor Class) and Spectrum International Equity
Fund – I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  Each fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards
Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying
Price Funds.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Spectrum Funds

cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by Spectrum Income daily and paid monthly. Income distributions, if any, are declared and paid by Spectrum Diversified Equity and Spectrum
International Equity annually. A capital gain distribution, if any, may also be declared and paid by each fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of each fund is represented by fund shares. Each fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the
NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the
NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the funds may provide indemnification in connection with its officers and directors, service providers and/
or private company investments. Each fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Each fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Spectrum Funds

The funds' Board of Directors (the Board) has designated T. Rowe Price Associates,
Inc. as the funds' valuation designee (Valuation Designee). Subject to oversight by the
Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On December 31, 2023, all of each fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE Spectrum Funds

NOTE 3 - DERIVATIVE INSTRUMENTS
The funds may use derivatives in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation and rebalancing. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The funds invest in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The funds value their derivatives at fair value and recognizes changes in fair value currently in their results of operations. Accordingly, the funds do not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the funds account for their derivatives on a gross basis. They do not offset the fair value of derivative liabilities against the fair value of derivative assets on their financial statements, nor do they offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31, 2023, the Spectrum
Diversified Equity Fund, Spectrum Income Fund and Spectrum International Equity
Fund held no derivative instruments.
The amount of gains and losses on futures recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations, is summarized in the following table by primary underlying risk exposure:
Spectrum Income Fund
Futures Contracts  A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The funds currently invest only in
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 3,321
Total $ 3,321

T. ROWE PRICE Spectrum Funds

exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2023, the volume of the activity in futures, based on underlying notional amounts, was generally less than 1% for the Spectrum Income Fund.
NOTE 4 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, during the year ended December 31, 2023, were as follows:
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
Each fund files U.S. federal, state, and local tax returns as required. Each fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax
($000s) Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Purchases $ 280,798 $ 1,395,377 $ 109,530
Sales 446,666 1,515,433 259,053

T. ROWE PRICE Spectrum Funds

return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of distributions from the underlying funds.
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
The tax character of distributions paid during the prior year ended December 31, 2022, was as follows:
($000s)
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Ordinary income (including short-
term capital gains, if any) $ 36,454 $ 263,369 $ 28,594
Long-term capital gain 147,253 — —
Total distributions $ 183,707 $ 263,369 $ 28,594
($000s)
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Ordinary income (including short-
term capital gains, if any) $ 31,093 $ 248,596 $ 29,366
Long-term capital gain 296,576 48,344 66,299
Total distributions $ 327,669 $ 296,940 $ 95,665

T. ROWE PRICE Spectrum Funds

At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The Spectrum Funds are managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Pursuant to
($000s) Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Cost of investments $ 2,135,922 $ 6,197,230 $ 1,171,872
Unrealized appreciation $ 1,749,802 $ 339,312 $ 354,281
Unrealized depreciation (64,490) (567,083) (73,057)
Net unrealized appreciation
(depreciation) $ 1,685,312 $ (227,771) $ 281,224
($000s) Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Undistributed ordinary income $ 4,038 $ (5,416) $ 1,061
Undistributed long-term capital gain 74,666 — —
Net unrealized appreciation
(depreciation) 1,685,312 (227,771) 281,224
Loss carryforwards and deferrals — (100,923) (38,021)
Total distributable earnings (loss) $ 1,764,016 $ (334,110) $ 244,264

T. ROWE PRICE Spectrum Funds

various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative services as well as certain accounting, marketing, and other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries and of the underlying Price Funds.
Each fund operates in accordance with an amended investment management agreement
(amended management agreement), between the corporation, on behalf of the funds, and Price Associates. Under the amended agreement, the Spectrum Diversified Equity
Fund pays a fee rate of 0.73% for the Investor Class and 0.58% for the I Class; the
Spectrum Income Fund pays a fee rate of 0.62% for the Investor Class and 0.47% for the I Class; and the Spectrum International Equity Fund pays a fee rate of 0.89% for the
Investor Class and 0.74% for the I Class, respectively. The all-inclusive management fee covers investment management and all of each fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses. Differences in the all-
inclusive fees between certain classes relate to differences in expected shareholder servicing expenses.
In addition, the funds have entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund
(collectively, Price). Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the funds’ transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the funds. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Each fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds.
The Spectrum Funds do not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price Fund’s net assets. At December 31,

T. ROWE PRICE Spectrum Funds

2023, Spectrum Diversified Equity Fund and Spectrum International Equity Fund each held less than 25% of the outstanding shares of any underlying Price Fund; Spectrum
Income Fund held approximately 61% of the outstanding shares of the Emerging
Markets Local Currency Bond Fund, 61% of the GNMA Fund, 48% of the Corporate
Income Fund, 29% of the Dynamic Credit Fund, 28% of the International Bond Fund,
and less than 25% of any other underlying Price Fund.
Additionally, Spectrum Income Fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income Fund in proportion to the average daily value of its shares owned by the college savings plan.
Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At December 31, 2023, approximately 65% of the outstanding shares of the I Class were held by the college savings plans.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or each fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Spectrum Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Spectrum Fund, Inc. and Shareholders
of T. Rowe Price Spectrum Diversified Equity Fund, T. Rowe Price Spectrum
Income Fund, and T. Rowe Price Spectrum International Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of T. Rowe Price Spectrum Diversified Equity Fund, T. Rowe
Price Spectrum Income Fund, and T. Rowe Price Spectrum International Equity Fund
(constituting T. Rowe Price Spectrum Fund, Inc., hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Spectrum Funds

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Spectrum Funds

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The funds' distributions to shareholders included amounts as follows:
For taxable non-corporate shareholders, income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20% as follows:
For corporate shareholders, income qualifies for the dividends-received deduction as follows:
The funds will pass through foreign source income and foreign taxes paid, as follows:
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Long-term capital gains not greater
than 20% $ 147,253,000 $ — $ —
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
$ 54,531,000 $ 18,635,000 $ 33,326,000
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
$ 38,840,000 $ 16,960,000 $ 224,000
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
Foreign source income
$ 7,984,000 $ — $ 22,979,000
Foreign taxes paid 1,015,000 — 2,747,000

T. ROWE PRICE Spectrum Funds

For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, the following amount of income qualifies as qualified real estate investment trust (REIT)
dividends:
Spectrum
Diversified
Equity
Spectrum
Income
Spectrum
International
Equity
$ 750,000 $ — $ —

T. ROWE PRICE Spectrum Funds

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Spectrum Funds

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Spectrum Funds

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Spectrum Funds

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Spectrum Funds

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Spectrum Funds

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Spectrum Funds  Principal Occupation(s)
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
David J. Eiswert, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Spectrum Funds

Name (Year of Birth)
Position Held With Spectrum Funds  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Wyatt A. Lee, CFA (1971)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Paul M. Massaro, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Christina D. Noonan (1988)
Vice President
Vice President, T. Rowe Price
Sébastien Page  (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert A. Panariello (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Amelia Seman, CFA (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Investment Services, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Charles M. Shriver, CFA (1967)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Guido F. Stubenrauch, CFA (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Spectrum Funds

Name (Year of Birth)
Position Held With Spectrum Funds  Principal Occupation(s)
Toby M. Thompson, CAIA, CFA (1971)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Justin Thomson (1968)
Vice President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Justin P. White  (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282509 C08-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$42,340	$40,011
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024